Note 14 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other payables, carrying amount		$ 714,110	$ 590,018
Total borrowings		725,372	543,504
Gas, electricity and non-commodity contracts, carrying amount		143,044	138,159
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount		714,110	622,797
Trade and other payables, undiscounted cash flows		714,110	622,797
Total borrowings	[1]	725,372	543,504
Long-term debt, undiscounted cash flows	[1]	781,701	575,525
Gas, electricity and non-commodity contracts, carrying amount		143,045	138,159
Gas, electricity and non-commodity contracts, undiscounted cash flows		3,500,493	3,171,037
Total, carrying amount		1,582,527	1,304,460
Total, undiscounted cash flows		4,996,304	4,369,359
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows		714,110	622,797
Long-term debt, undiscounted cash flows	[1]	39,150	122,115
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,899,713	1,867,389
Total, undiscounted cash flows		2,652,973	2,612,301
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	210,564	193,410
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,439,479	1,202,949
Total, undiscounted cash flows		1,650,043	1,396,359
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	531,987	260,000
Gas, electricity and non-commodity contracts, undiscounted cash flows		119,212	69,658
Total, undiscounted cash flows		651,199	329,658
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows		42,089	31,041
Total, undiscounted cash flows		$ 42,089	$ 31,041

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% $160M convertible debentures, 6.5% convertible bonds and 5.75% convertible debentures, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.